SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Lewis and Clark Pharmaceuticals, Inc. [Member]
SUBSEQUENT EVENTS

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through December 19, 2017, the date on which the financial statements were available to be issued.

Subsequent to June 30, 2017:

●	We issued convertible notes aggregating $45,000, with substantially the same terms as those described in Note 5.

●	We issued 2,118,264 shares of common stock upon conversion of all outstanding convertible notes, related accrued interest and options outstanding.

●	On July 31, 2017, Inspyr Therapeutics, Inc. (“Inspyr”) acquired 100% of our common stock, pursuant to the terms of a share exchange agreement (“Agreement”) dated July 31, 2017 (“Closing Date”), by and among, Inspyr, Lewis and Clark, certain principals of Lewis and Clark (the “Principals”) and all of the existing shareholders of Lewis and Clark (“Shareholders”). As consideration for the acquisition of Lewis and Clark, Inspyr agreed to issue an aggregate of 7,122,172 shares of Inspyr common stock (“Payment Shares”) to the Shareholders, accounting for, subsequent to the closing of the transaction, the Shareholders owning 50% of the issue and outstanding capital stock of Inspyr (including common shares issuable upon conversion of Inspyr’s outstanding preferred stock).

NOTE 10 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through December 19, 2017, the date on which the financial statements were available to be issued.

Subsequent to December 31, 2016:

●	We issued convertible notes aggregating $70,000, with substantially the same terms as those described in Note 5.
●	We issued 2,118,264 shares of common stock upon conversion of all outstanding convertible notes, related accrued interest and options outstanding.
●	On July 31, 2017, Inspyr Therapeutics, Inc. (“Inspyr”) acquired 100% of our common stock, pursuant to the terms of a share exchange agreement (“Agreement”) dated July 31, 2017 (“Closing Date”), by and among, Inspyr, Lewis and Clark, certain principals of Lewis and Clark (the “Principals”) and all of the existing shareholders of Lewis and Clark (“Shareholders”). As consideration for the acquisition of Lewis and Clark, Inspyr agreed to issue an aggregate of 7,122,172 shares of Inspyr common stock (“Payment Shares”) to the Shareholders, accounting for, subsequent to the closing of the transaction, the Shareholders owning 50% of the issue and outstanding capital stock of Inspyr (including common shares issuable upon conversion of Inspyr’s outstanding preferred stock).